Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
U.S. Tech Breakthrough Multisector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 5.9%
Arcus Biosciences, Inc.
(a)
................ 7,362 $ 187,731
Caris Life Sciences, Inc.
(a)
............... 11,490 218,310
Corvus Pharmaceuticals, Inc.
(a)(b)
.......... 5,629 85,505
CytomX Therapeutics, Inc.
(a)
............. 12,567 53,033
Exelixis, Inc.
(a)
....................... 25,722 1,143,600
Ideaya Biosciences, Inc.
(a)
............... 8,235 239,638
ImmunityBio, Inc.
(a)(b)
................... 32,936 233,846
Incyte Corp.
(a)
....................... 19,192 1,828,422
Intellia Therapeutics, Inc.
(a)
.............. 10,802 145,611
Iovance Biotherapeutics, Inc.
(a)(b)
........... 32,729 109,969
Janux Therapeutics, Inc.
(a)
............... 5,288 75,989
Kura Oncology, Inc.
(a)
.................. 8,293 73,227
Moderna, Inc.
(a)
...................... 35,423 1,627,333
Novavax, Inc.
(a)(b)
..................... 14,576 115,515
Regeneron Pharmaceuticals, Inc. .......... 10,006 7,074,842
Revolution Medicines, Inc.
(a)
.............. 16,346 2,355,786
Rigel Pharmaceuticals, Inc.
(a)
............. 1,737 50,199
Twist Bioscience Corp.
(a)
................ 5,811 339,653
Verastem, Inc.
(a)
...................... 6,408 34,988
Vertex Pharmaceuticals, Inc.
(a)
............ 25,025 10,695,184
Vir Biotechnology, Inc.
(a)
................ 9,234 94,325
Xencor, Inc.
(a)
....................... 6,593 78,654
26,861,360
Broadline Retail — 6.1%
Amazon.com, Inc.
(a)
................... 77,144 20,447,789
Coupang, Inc. , Class A
(a)
................ 58,166 1,162,157
eBay, Inc. .......................... 19,580 2,026,138
Etsy, Inc.
(a)
......................... 4,274 274,989
MercadoLibre, Inc.
(a)
................... 2,037 3,651,587
27,562,660
Capital Markets — 0.4%
Coinbase Global, Inc. , Class A
(a)
........... 5,687 1,067,848
Donnelley Financial Solutions, Inc.
(a)
........ 672 33,801
MarketAxess Holdings, Inc. .............. 840 132,040
Tradeweb Markets, Inc. , Class A ........... 3,015 341,449
Virtu Financial, Inc. , Class A .............. 2,059 102,250
1,677,388
Communications Equipment — 0.1%
Calix, Inc.
(a)
......................... 6,318 275,212
Consumer Finance — 0.2%
Atlanticus Holdings Corp.
(a)
.............. 241 19,138
Enova International, Inc.
(a)
............... 599 101,476
Green Dot Corp. , Class A
(a)
.............. 1,251 15,700
LendingTree, Inc.
(a)
.................... 480 23,803
Nelnet, Inc. , Class A ................... 418 59,231
OneMain Holdings, Inc. ................. 2,998 176,192
SoFi Technologies, Inc.
(a)
................ 30,756 495,172
Upstart Holdings, Inc.
(a)(b)
................ 2,169 68,497
World Acceptance Corp.
(a)
............... 112 16,482
975,691
Diversified Telecommunication Services — 0.0%
IDT Corp. , Class B .................... 568 28,485
Electrical Equipment — 0.6%
Allient, Inc. ......................... 730 55,611
AMETEK, Inc. ....................... 11,726 2,761,473
2,817,084
Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp. ....................... 8,570 475,721
Security
Shares
Shares Value
Energy Equipment & Services — 0.8%
Baker Hughes Co. , Class A .............. 50,406 $ 3,511,786
Entertainment — 3.7%
Netflix, Inc.
(a)
........................ 176,644 16,535,645
Financial Services — 6.9%
Affirm Holdings, Inc. , Class A
(a)
............ 7,142 459,088
Block, Inc. , Class A
(a)
.................. 13,696 965,705
Cantaloupe, Inc.
(a)
.................... 1,960 21,403
Chime Financial, Inc. , Class A
(a)(b)
.......... 4,763 104,119
Corpay, Inc.
(a)
....................... 1,745 534,790
Euronet Worldwide, Inc.
(a)
............... 1,003 72,597
Fidelity National Information Services, Inc. .... 13,333 620,385
Fiserv, Inc.
(a)
........................ 13,742 860,936
Flywire Corp.
(a)
...................... 2,899 39,166
Global Payments, Inc. ................. 6,066 436,509
Jack Henry & Associates, Inc. ............ 1,876 288,435
Marqeta, Inc. , Class A
(a)
................ 9,443 40,983
Mastercard, Inc. , Class A ................ 21,146 10,634,746
Paymentus Holdings, Inc. , Class A
(a)
........ 1,296 36,353
Payoneer Global, Inc.
(a)
................. 6,434 32,041
PayPal Holdings, Inc. .................. 24,138 1,210,279
Shift4 Payments, Inc. , Class A
(a)(b)
.......... 1,682 74,479
Toast, Inc. , Class A
(a)
.................. 12,294 350,625
Visa, Inc. , Class A .................... 43,453 14,332,538
WEX, Inc.
(a)
......................... 870 130,787
31,245,964
Health Care Equipment & Supplies — 1.8%
Intuitive Surgical, Inc.
(a)
................. 18,018 8,245,217
Hotels, Restaurants & Leisure — 0.0%
Navan, Inc. , Class A
(a)(b)
................. 2,231 39,020
Interactive Media & Services — 8.7%
Alphabet, Inc. , Class A ................. 55,115 21,208,252
fuboTV, Inc. , Class A
(a)(b)
................ 1,427 17,581
Meta Platforms, Inc. , Class A ............. 26,294 16,089,561
Pinterest, Inc. , Class A
(a)
................ 30,210 593,929
Reddit, Inc. , Class A
(a)
.................. 6,818 1,003,814
Rumble, Inc. , Class A
(a)(b)
................ 5,544 41,746
Snap, Inc. , Class A, NVS
(a)
.............. 57,427 348,582
Trump Media & Technology Group Corp.
(a)(b)
... 8,166 74,719
39,378,184
IT Services — 4.1%
Akamai Technologies, Inc.
(a)
.............. 14,704 1,514,218
CoreWeave, Inc. , Class A
(a)
.............. 13,908 1,552,133
DigitalOcean Holdings, Inc.
(a)
............. 2,895 279,165
Fastly, Inc. , Class A
(a)
.................. 5,904 149,106
GoDaddy, Inc. , Class A
(a)
................ 6,857 595,119
International Business Machines Corp. ...... 40,592 9,375,940
MongoDB, Inc. , Class A
(a)
............... 3,422 858,340
Okta, Inc. , Class A
(a)
................... 17,587 1,295,283
Snowflake, Inc. , Class A
(a)
............... 14,220 1,940,603
Twilio, Inc. , Class A
(a)
.................. 6,286 930,705
18,490,612
Leisure Products — 0.0%
Peloton Interactive, Inc. , Class A
(a)
......... 19,878 108,335
Life Sciences Tools & Services — 0.0%
(a)
OmniAb, Inc., 12.50 Earnout Shares
(c)
....... 934 —
OmniAb, Inc., 15.00 Earnout Shares
(c)
....... 934 —
Pacific Biosciences of California, Inc. ....... 26,619 42,324
Personalis, Inc. ...................... 5,216 28,793
71,117

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Tech Breakthrough Multisector ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 0.0%
(a)
Proto Labs, Inc. ...................... 1,187 $ 76,930
Richtech Robotics, Inc. , Class B
(b)
.......... 7,826 19,252
Symbotic, Inc. , Class A ................. 2,443 144,381
240,563
Media — 0.2%
Paramount Skydance Corp. , Class B, NVS
(b)
.. 43,387 444,283
Sirius XM Holdings, Inc. ................ 16,953 456,714
900,997
Pharmaceuticals — 4.3%
Merck & Co., Inc. ..................... 177,565 19,386,547
Nuvation Bio, Inc. , Class A
(a)
............. 23,510 104,619
19,491,166
Professional Services — 0.8%
Booz Allen Hamilton Holding Corp. , Class A ... 12,494 971,658
Broadridge Financial Solutions, Inc. ........ 2,999 461,786
CACI International, Inc. , Class A
(a)(b)
........ 2,279 1,184,032
Science Applications International Corp. ..... 4,779 462,464
SS&C Technologies Holdings, Inc. ......... 5,467 378,863
3,458,803
Semiconductors & Semiconductor Equipment — 23.3%
Advanced Micro Devices, Inc.
(a)
........... 81,235 28,796,995
Analog Devices, Inc. ................... 24,966 10,042,823
CEVA, Inc.
(a)
........................ 1,319 40,282
Intel Corp.
(a)
........................ 217,080 20,509,718
Lattice Semiconductor Corp.
(a)
............ 6,901 843,854
Microchip Technology, Inc. ............... 27,031 2,511,450
NVIDIA Corp. ....................... 97,071 19,372,460
QUALCOMM, Inc. .................... 54,725 9,827,516
Silicon Laboratories, Inc.
(a)
............... 1,654 360,076
Texas Instruments, Inc. ................. 46,394 13,040,426
105,345,600
Software — 22.6%
A10 Networks, Inc. .................... 7,183 191,642
ACI Worldwide, Inc.
(a)
.................. 2,600 112,372
Adobe, Inc.
(a)
........................ 21,329 5,249,067
Alarm.com Holdings, Inc.
(a)
.............. 4,886 216,987
Alkami Technology, Inc.
(a)
............... 1,707 26,936
Appian Corp. , Class A
(a)
................ 1,653 34,366
Atlassian Corp. , Class A
(a)
............... 7,208 494,397
Autodesk, Inc.
(a)
...................... 10,809 2,561,733
AvePoint, Inc. , Class A
(a)
................ 5,995 58,451
Bentley Systems, Inc. , Class B ............ 6,096 198,852
BILL Holdings, Inc.
(a)
................... 2,274 86,412
BlackLine, Inc.
(a)
..................... 1,235 38,594
Blend Labs, Inc. , Class A
(a)
.............. 4,965 7,249
C3.ai, Inc. , Class A
(a)(b)
................. 5,441 48,044
CCC Intelligent Solutions Holdings, Inc.
(a)
..... 15,463 81,026
Circle Internet Group, Inc. , Class A
(a)
........ 3,481 316,353
Clear Secure, Inc. , Class A .............. 9,286 495,780
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 7,089 171,554
Commvault Systems, Inc.
(a)
.............. 1,878 185,697
Crowdstrike Holdings, Inc. , Class A
(a)
........ 25,428 11,334,531
Dropbox, Inc. , Class A
(a)(b)
............... 7,024 170,613
Fortinet, Inc.
(a)
....................... 64,504 5,438,332
Freshworks, Inc. , Class A
(a)
.............. 8,387 68,438
Gitlab, Inc. , Class A
(a)
.................. 6,083 134,678
Guidewire Software, Inc.
(a)
............... 2,190 303,074
HubSpot, Inc.
(a)
...................... 2,192 486,098
Intapp, Inc.
(a)
........................ 1,892 42,475
Intuit, Inc. .......................... 7,013 2,724,550
Life360, Inc.
(a)
....................... 3,666 157,968
Microsoft Corp. ...................... 36,648 14,944,321
Security
Shares
Shares Value
Software (continued)
N-able, Inc.
(a)
........................ 2,894 $ 14,991
nCino, Inc.
(a)
........................ 2,813 49,171
NCR Voyix Corp.
(a)
.................... 3,523 24,273
Netskope, Inc. , Class A
(a)(b)
.............. 5,508 54,860
Nutanix, Inc. , Class A
(a)
................. 11,502 470,317
Oracle Corp. ........................ 73,271 11,825,207
Palantir Technologies, Inc. , Class A
(a)
....... 97,418 13,551,818
Palo Alto Networks, Inc.
(a)
............... 72,068 12,923,234
Pegasystems, Inc. .................... 3,950 144,372
Progress Software Corp.
(a)
............... 1,816 50,576
Q2 Holdings, Inc.
(a)
.................... 1,536 77,952
Qualys, Inc.
(a)
....................... 3,700 321,641
Rapid7, Inc.
(a)
....................... 6,487 38,273
Red Violet, Inc.
(a)
..................... 491 18,378
Rubrik, Inc. , Class A
(a)
.................. 5,571 296,266
SailPoint, Inc.
(a)
...................... 5,637 64,375
Salesforce, Inc. ...................... 40,296 7,113,453
SentinelOne, Inc. , Class A
(a)
.............. 31,562 446,918
ServiceNow, Inc.
(a)
.................... 44,915 3,966,444
ServiceTitan, Inc. , Class A
(a)
.............. 2,096 124,628
Sprinklr, Inc. , Class A
(a)
................. 4,734 23,291
Strategy, Inc. , Class A
(a)
................ 11,607 1,920,378
Tenable Holdings, Inc.
(a)
................ 12,344 257,866
Teradata Corp.
(a)
..................... 3,933 103,635
Varonis Systems, Inc. , Class B
(a)
........... 11,844 311,497
Vertex, Inc. , Class A
(a)
.................. 1,862 23,033
Workiva, Inc. , Class A
(a)
................. 1,279 68,401
Zscaler, Inc.
(a)
....................... 10,684 1,396,185
102,062,023
Specialized REITs — 2.0%
Digital Realty Trust, Inc. ................ 14,907 2,995,413
Equinix, Inc. ........................ 4,245 4,596,613
Iron Mountain, Inc. .................... 12,762 1,607,884
9,199,910
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. ......................... 63,515 17,234,795
Everpure, Inc. , Class A
(a)
................ 13,498 964,432
HP, Inc. ........................... 40,456 843,912
NetApp, Inc. ........................ 8,554 947,527
Sandisk Corp.
(a)
...................... 6,000 6,579,060
Western Digital Corp. .................. 14,733 6,401,783
32,971,509
Total Common Stocks — 99.9%
(Cost: $321,908,922) .............................. 451,970,052
Rights
Biotechnology — 0.0%
Arcellx, Inc., CVR
(a)
................... 4,317 302
Total Rights — 0.0%
(Cost: $—) ..................................... 302
Total Long-Term Investments — 99.9%
(Cost: $321,908,922) .............................. 451,970,354

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Tech Breakthrough Multisector ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.8%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(f)
................... 2,357,112 $ 2,357,819
BlackRock Cash Funds: Treasury, SL Agency
Shares, 3.61% .................... 1,032,590 1,032,590
Total Short-Term Securities — 0.8%
(Cost: $3,389,936) ............................... 3,390,409
Total Investments — 100.7%
(Cost: $ 325,298,858 ) .............................. 455,360,763
Liabilities in Excess of Other Assets — (0.7)% ............. (3,059,534)
Net Assets — 100.0% ...............................
$ 452,301,229
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 10,803,279 $ — $ (8,443,039)
(a)
$ (2,046) $ (375) $ 2,357,819 2,357,112 $ 76,785
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 530,167 502,423
(a)
— — — 1,032,590 1,032,590 14,561 —
$ (2,046) $ (375) $ 3,390,409 $ 91,346 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 2 06/18/26 $ 281 $ 30,312

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Tech Breakthrough Multisector ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 451,970,052 $ — $ — $ 451,970,052
Rights ................................................ — 302 — 302
Short-Term Securities
Money Market Funds ...................................... 3,390,409 — — 3,390,409
$ 455,360,461 $ 302 $ — $ 455,360,763
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 30,312 $ — $ — $ 30,312
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust